UNIT-BASED AND NONCASH COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of activity
The following table presents phantom unit activity:

	Units	Weighted-average grant date fair value
Nonvested phantom units, January 1, 2017	691,955	$19.59
Phantom units granted	371,972	22.50
Phantom units vested	(293,222)	24.76
Phantom units forfeited	(21,431)	20.07

Nonvested phantom units, December 31, 2017	749,274	20.07
Phantom units granted	515,358	15.25
Phantom units vested	(359,016)	22.39
Phantom units forfeited	(41,492)	17.27

Nonvested phantom units, December 31, 2018	864,124	17.11
Phantom units granted	1,913,099	6.48
Phantom units vested	(602,617)	16.78
Phantom units forfeited	(68,611)	12.87

Nonvested phantom units, December 31, 2019	2,105,995	$7.69

Schedule of intrinsic values
The intrinsic value of phantom units that vested during the years ended December 31, follows.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Intrinsic value of vested LTIP awards	$5,940	$5,393	$6,657

Schedule of unit-based compensation recognized in general and administrative expense
Unit-based compensation recognized in general and administrative expense related to awards under the SMLP LTIP follows.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
SMLP LTIP unit-based compensation	$8,171	$8,328	$7,951